Cover	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	001-41835
Entity Registrant Name	AGAPE ATP CORPORATION
Entity Central Index Key	0001713210
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Jalan Desa Bahagia
Entity Address, Address Line Two	,
Entity Address, Address Line Three	Taman Desa
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	58100
City Area Code	+(60)
Local Phone Number	192230099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false